GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
GENERAL AND ADMINISTRATIVE EXPENSES
Professional, director and consulting fees	$ 1,387,215	$ 2,420,084	$ 3,780,474	$ 5,705,757
Corporate communications and media	345,374	861,838	1,329,924	1,654,880
Wages and benefits	1,624,699	853,397	4,253,908	1,887,468
Office and general	780,575	411,993	2,013,197	1,058,316
Travel and accommodations	200,239	187,763	443,629	385,238
Total general and administrative expenses	$ 4,338,102	$ 4,735,075	$ 11,821,132	$ 10,691,659